Share-based Compensation - Summary of Fair Value of Each Restricted Share Units Granted With Market Condition (Detail)	12 Months Ended
Dec. 31, 2018
Compensation Related Costs [Abstract]
Expected volatility	50.00%
Risk-free interest rate	4.10%
Expected dividend yield	0.00%
Contractual term	10 years